Derivative Financial Instruments and Hedging	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Hedging
6. Derivative Financial Instruments and Hedging

Notional Amount of Forward Contracts

The gross notional amounts of the Company’s forward contracts are USD denominated. The notional amounts of outstanding forward contracts in USD as of the periods presented were as follows:

	As of December 31,
	2024	2023

	(in thousands)
Derivatives designated as hedging instruments:
Forward contracts	$48,472	$350,000
Total derivative instruments	$48,472	$350,000

Effect of Forward Contracts on the Consolidated Statements of Income

The Company did not have any forward contracts that were not designated as hedging instruments for the year ended December 31, 2024. Total (loss) gain recognized from derivatives that were not designated as hedging instruments was $(30.2) million and $28.6 million for the years ended December 31, 2023 and 2022, respectively, and was recorded in other expense, net within the consolidated statements of income.

Effect of Forward Contracts on Accumulated Other Comprehensive Income

The following table represents the unrealized (losses) gains of forward contracts that were designated as hedging instruments, net of tax effects, that were recorded in accumulated other comprehensive income as of December 31, 2024 and 2023, and their effect on other comprehensive income for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
	(in thousands)
Beginning balance	$(2,173)	$—
Amount of net losses recorded in other comprehensive income	(6,440)	(7,205)
Amount of net gains reclassified from other comprehensive income to earnings	350	5,032
Ending balance	$(8,263)	$(2,173)

The Company did not have any forward contracts that were designated as hedging instruments for the year ended December 31, 2022.